Employee Future Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2019 age	Dec. 31, 2019	Dec. 31, 2018
Other, through 2027
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits	65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%
Other, through 2026
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	4.50%	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits		65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%	0.30%
Other, through 2026 | Canada
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	4.50%	4.50%	4.50%
Other, through 2024
Assumed health-care cost trend rate
Maximum age disabled and retired members eligible for benefits		65
Other, through 2024 | Canada
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)			4.50%
Other, through 2024 | UNITED STATES
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)			4.50%
Percentage of reasonably possible decrease in actuarial assumption			0.30%
Accrued Benefit Obligation | Registered
Disclosure of defined benefit plans [line items]
Discount rate	300000.00%	300000.00%	390000.00%
Rate of compensation increase	280000.00%	280000.00%	250000.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate	300000.00%	300000.00%	380000.00%
Rate of compensation increase	300000.00%	300000.00%	300000.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	300000.00%	300000.00%	390000.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	700000.00%	700000.00%	710.00%
Dental-care cost escalation	400000.00%	400000.00%	400000.00%
Other, through 2027 | Registered
Disclosure of defined benefit plans [line items]
Discount rate	390000.00%	390000.00%	330000.00%
Rate of compensation increase	250000.00%	250000.00%	260000.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Provincial health-care premium escalation	0.00%	0.00%	0.00%
Other, through 2027 | Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate	380000.00%	380000.00%	330000.00%
Rate of compensation increase	300000.00%	300000.00%	300000.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Provincial health-care premium escalation	0.00%	0.00%	0.00%
Other, through 2027 | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	390000.00%	390000.00%	340000.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	740000.00%	740000.00%	760.00%
Dental-care cost escalation	400000.00%	400000.00%	400000.00%
Provincial health-care premium escalation	0.00%	0.00%	0.00%